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Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet Core Plus Bond Fund

Virtus Newfleet Core Plus Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated March 1, 2024 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund, each dated January 29, 2024, as supplemented

Effective March 1, 2024, the Fund’s investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements to further limit the Fund’s expenses. The resulting changes to the Fund’s prospectus are as follows:

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Newfleet Core Plus Bond Fund	CLASS A	CLASS C		CLASS I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Newfleet Core Plus Bond Fund		CLASS A	CLASS C	CLASS I	Class R6
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.40%	0.42%	0.39%	0.29%
Total Annual Fund Operating Expenses		1.10%	1.87%	0.84%	0.74%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.40%)	(0.42%)	(0.39%)	(0.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.70%	1.45%	0.45%	0.41%
[1]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.70% for Class A Shares, 1.45% for Class C Shares, 0.45% for Class I Shares and 0.41% for Class R6 Shares through March 1, 2025. Prior to March 1, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:
Sold
Expense Example - Virtus Newfleet Core Plus Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	444	673	921	1,630
CLASS C	248	547	972	2,156
CLASS I	46	229	428	1,001
Class R6	42	203	379	887

Held
Expense Example No Redemption - Virtus Newfleet Core Plus Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	444	673	921	1,630
CLASS C	148	547	972	2,156
CLASS I	46	229	428	1,001
Class R6	42	203	379	887

Investors should retain this supplement with the Prospectus for future reference.